Related Parties	12 Months Ended
Dec. 31, 2022
Related Parties [Abstract]
RELATED PARTIES

NOTE 18 - RELATED PARTIES:

The following transactions arose with related parties:

Transactions and balances with related parties:

1.	Shareholders and other related parties’ benefits

	December 31, 2022	December 31, 2021	December 31, 2020
Salary and related expenses – officers and directors	1,923	1,042	795
Share based payment – officers and directors	3,745	5,876	1,805

2.	Balances with related parties

Name	Nature of transaction	December 31, 2022	December 31, 2021
Officers	Salaries and related	(292)	(317)
Directors	Compensation for directors	(40)	(57)